ASSET ACQUISITIONS (Details Narrative) - XCF Global Capital Inc [Member] - USD ($)					11 Months Ended
	May 30, 2025	Dec. 29, 2023	Dec. 08, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2024
Business Combination [Line Items]
Company issued in shares	4,366,598		20,000,000	7,700,000
Accrued interest					$ 331,259	$ 501,402
Company issued in shares	82,965,353
Construction in progress					12,887,415	$ 12,887,415
Capitalized expenses					35,000
Depreciation expense					0
Biodiesel Plant [Member] | NORTH CAROLINA
Business Combination [Line Items]
Construction in progress					4,280,207
Biodiesel Plant [Member] | FLORIDA
Business Combination [Line Items]
Construction in progress					$ 8,572,208
Common Stock [Member] | Asset Purchase Agreement [Member]
Business Combination [Line Items]
Company issued in shares				9,800,000
Convertible Promissory Note [Member]
Business Combination [Line Items]
Principal amount				$ 23,000,000
Maturity date				Oct. 31, 2024
Southeast Renewables Convertible Note [Member]
Business Combination [Line Items]
Principal amount		$ 23,000,000
Accrued interest		$ 297,425
Southeast Renewables Convertible Note [Member] | Common Stock [Member]
Business Combination [Line Items]
Company issued in shares		2,329,743